Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	MFS INSTITUTIONAL TRUST
Central Index Key	0000867969
Amendment Flag	false
Document Creation Date	Oct. 26, 2017
Document Effective Date	Oct. 27, 2017
Prospectus Date	Oct. 27, 2017
MFS® Institutional International Equity Fund | MFS Institutional International Equity Fund
Prospectus:
Trading Symbol	MIEIX